Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Abstract]
Accounts receivable	¥ 35,049,387	¥ 44,147,035
Less: allowance for expected credit losses	(17,357,471)	(13,621,115)	¥ (4,958,889)
Accounts receivable, net	¥ 17,691,916	¥ 30,525,920